(Other Long-term Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Long-term investments	$ 6.7	$ 8.7	$ 65.1
Reclamation fund	334.6	604.3
Other long-term assets	22.4	43.2
Other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other long-term assets	$ 15.7	15.8
Reclamation fund
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclamation fund		$ 18.7